Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

NOTE 9: - LEASES

The Company has entered into various operating lease agreements for certain of its offices and car leases with original lease periods expiring between 2024 and 2028. Most of the lease agreements include one or more options to renew. The Company does not assume renewals in determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement.

Lease payments included in the measurement of the operating lease liability comprise the following: the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The implicit rate within the operating leases is generally not determinable; therefore, the Company uses its Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in the economic environment where the leased asset is located.

On December 24, 2024, the Company’s lease of its offices in Israel was amended. As a result of the amendment, the operating lease ROU and the operating lease liability increased by $2,709.

The following table represents the weighted-average remaining lease term and discount rate:

	December 31,	December 31,
	2024	2023

Weighted average remaining lease term	3.82 years	1.20 years

Weighted average discount rate	5.26%	4.86%

The components of lease expense for the year ended December 31, 2024 were as follows:

	Year ended	Year ended
	December 31, 2024	December 31, 2023

Fixed lease costs	$1,150	$1,108
Short-term lease costs	9	28
Total lease expense	$1,159	$1,136

Cash paid for amounts included in the measurement of operating lease liabilities was $822 and $818 during the years ended December 31, 2024 and 2023, respectively.

Maturities of the Company’s operating lease liabilities as of December 31, 2024 are as follows:

Operating Leases

2025	$1,005
2026	964
2027	956
2028	829
Total operating lease payments	$3,754
Less: imputed interest	350
Present value of lease liabilities	$3,404